Bank Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Schedule Of Short And Long Term Debt [Line Items]
Short-term bank borrowings, weighted Average Interest rate	4.05%	4.05%	4.04%
Short-term bank borrowings, term	1 year
Unused loan facilities (in RMB) or (in dollars)	$ 3,109	¥ 21,375	¥ 140,940
Long Term Bank Borrowings
Schedule Of Short And Long Term Debt [Line Items]
Long-term bank borrowings, weighted average interest rate	5.31%	5.31%	5.50%